Cash and Cash Equivalents - Schedule of Detailed Information About Cash and Cash Equivalents (Detail) - GBP (£) £ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Cash And Cash Equivalents [Abstract]
Cash and cash equivalents	£ 78,625	£ 87,356	£ 47,600	£ 51,962